Summary of Options Outstanding and Options Exercisable (Detail) (JPY ¥)	12 Months Ended
Mar. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Exercise price range, Lower range	¥ 3,183
Outstanding Exercise price range, Upper range	¥ 7,278
Outstanding Number of shares	7,330,900
Outstanding Weighted- average exercise price	¥ 4,965
Outstanding Weighted- average remaining life Years	2 years 6 months 7 days
Exercisable Number of shares	7,330,900
Exercisable Weighted- average exercise price	¥ 4,965
3,183 - 5,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Exercise price range, Lower range	¥ 3,183
Outstanding Exercise price range, Upper range	¥ 5,000
Outstanding Number of shares	4,915,900
Outstanding Weighted- average exercise price	¥ 4,067
Outstanding Weighted- average remaining life Years	3 years 3 months 26 days
Exercisable Number of shares	4,915,900
Exercisable Weighted- average exercise price	¥ 4,067
5,001 - 7,278
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Exercise price range, Lower range	¥ 5,001
Outstanding Exercise price range, Upper range	¥ 7,278
Outstanding Number of shares	2,415,000
Outstanding Weighted- average exercise price	¥ 6,794
Outstanding Weighted- average remaining life Years	10 months 28 days
Exercisable Number of shares	2,415,000
Exercisable Weighted- average exercise price	¥ 6,794